UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

The Covered Bridge Fund - Class A (TCBAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

From October 1, 2025, through March 31, 2026, the Fund’s Class A shares (TCBAX) returned +4.82%, outperforming the S&P 500 Index, which returned -1.79%. The Fund slightly underperformed its benchmark, the CBOE S&P 500 BuyWrite Index (the "BuyWrite Index"), which returned +5.55%.

Given the overall market declined during the period, elevated volatility created an attractive opportunity for option premium to contribute meaningfully to total return. This was a significant driver of performance. The BuyWrite Index is 100% overwritten, while the Fund typically targets approximately 50% covered call exposure.  The Adviser believes this structure offers greater upside potential while still generating attractive income from option premium. That tradeoff becomes even more important in periods marked by sharp pullbacks followed by quick recoveries.

The Fund’s underlying equity holdings also contributed to performance. Dividend-oriented stocks outperformed growth stocks during the reporting period. With energy prices rising amid geopolitical friction, Schlumberger, Exxon Mobil, and Chevron were among the strongest contributors. Intel also gained traction as investor focus shifted toward domestic semiconductor manufacturing. Dollar General was another top performer, as the company appears well positioned to benefit from increasingly cost-conscious consumers.

On the other hand, there was a pause in the software and services space, with Microsoft, Salesforce, and Accenture among the lagging performers during the period. General Mills and Nike also performed below expectations as their management teams continue adapting product offerings to changing consumer demand. While valuations in some of these holdings appear attractive, the Adviser continues to monitor them closely.

The Adviser believes there is still a long runway ahead for dividend-focused investors. Elevated yields and higher volatility should continue to provide attractive income opportunities, and the Adviser believes maintaining a diversified approach remains the best way to navigate the market going forward.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Covered Bridge Fund - with load - $19,335
CBOE S&P 500® BuyWrite Index - $20,213
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,213
$19,335
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	The Covered Bridge Fund - with load	CBOE S&P 500® BuyWrite Index
Mar-2016	$9,471	$10,000
Mar-2017	$10,638	$11,220
Mar-2018	$11,254	$11,999
Mar-2019	$11,784	$12,394
Mar-2020	$10,288	$10,445
Mar-2021	$14,220	$13,808
Mar-2022	$15,694	$15,862
Mar-2023	$15,219	$14,775
Mar-2024	$16,645	$16,532
Mar-2025	$17,093	$18,152
Mar-2026	$19,335	$20,213

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Years	10 Years
The Covered Bridge Fund
Without Load	4.82%	13.12%	6.34%	7.40%
With Load	-0.64%	7.24%	5.19%	6.82%
CBOE S&P 500® BuyWrite Index	5.55%	11.35%	7.92%	7.29%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 525-2151.

Fund Statistics

Table Summary
Net Assets	$113,216,210
Number of Portfolio Holdings	105
Advisory Fee (net of waivers)	$529,949
Portfolio Turnover	58%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	8.4%
Right	0.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Technology
24.1%
Consumer Staples
11.1%
Health Care
9.4%
Consumer Discretionary
8.5%
Financials
8.1%
Money Market Funds
8.0%
Communications
6.9%
Materials
5.7%
Energy
4.7%
Utilities
4.6%
Industrials
3.4%
Real Estate
1.0%
Information Technology
1.0%
Equity Option
-0.7%
Other Assets in Excess of Liabilities
4.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
Equity Option	-0.7%
Information Technology	1.0%
Real Estate	1.0%
Industrials	3.4%
Utilities	4.6%
Energy	4.7%
Materials	5.7%
Communications	6.9%
Money Market Funds	8.0%
Financials	8.1%
Consumer Discretionary	8.5%
Health Care	9.4%
Consumer Staples	11.1%
Technology	24.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.0%
Microsoft Corporation	4.6%
Pfizer, Inc.	2.9%
Verizon Communications, Inc.	2.7%
Intel Corporation	2.6%
Accenture plc, Class A	2.4%
United Parcel Service, Inc., Class B	2.4%
Walt Disney Company (The)	2.1%
Dominion Energy, Inc.	2.1%
JPMorgan Chase & Company	2.1%

The Covered Bridge Fund - Class A (TCBAX)

Semi-Annual Shareholder Report - March 31, 2026

Additional information is available on the Fund's website (thecoveredbridgefund.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-TCBAX

The Covered Bridge Fund - Class I (TCBIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

From October 1, 2025, through March 31, 2026, the Fund’s Institutional shares (TCBIX) returned +4.90%, outperforming the S&P 500 Index, which returned -1.79%. The Fund slightly underperformed its benchmark, the CBOE S&P 500 BuyWrite Index (the "BuyWrite Index"), which returned +5.55%.

Given the overall market declined during the period, elevated volatility created an attractive opportunity for option premium to contribute meaningfully to total return. This was a significant driver of performance. The BuyWrite Index is 100% overwritten, while the Fund typically targets approximately 50% covered call exposure. The Adviser believes this structure offers greater upside potential while still generating attractive income from option premium. That tradeoff becomes even more important in periods marked by sharp pullbacks followed by quick recoveries.

The Fund’s underlying equity holdings also contributed to performance. Dividend-oriented stocks outperformed growth stocks during the reporting period. With energy prices rising amid geopolitical friction, Schlumberger, Exxon Mobil, and Chevron were among the strongest contributors. Intel also gained traction as investor focus shifted toward domestic semiconductor manufacturing. Dollar General was another top performer, as the company appears well positioned to benefit from increasingly cost-conscious consumers.

On the other hand, there was a pause in the software and services space, with Microsoft, Salesforce, and Accenture among the lagging performers during the period. General Mills and Nike also performed below expectations as their management teams continue adapting product offerings to changing consumer demand. While valuations in some of these holdings appear attractive, the Adviser continues to monitor them closely.

The Adviser  believes there is still a long runway ahead for dividend-focused investors. Elevated yields and higher volatility should continue to provide attractive income opportunities, and the Adviser believes maintaining a diversified approach remains the best way to navigate the market going forward.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

The Covered Bridge Fund - $20,936
CBOE S&P 500® BuyWrite Index - $20,213
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$20,936
$20,213
Mar-2016
Mar-2017
Mar-2018
Mar-2019
Mar-2020
Mar-2021
Mar-2022
Mar-2023
Mar-2024
Mar-2025
Mar-2026

Table Summary
	The Covered Bridge Fund	CBOE S&P 500® BuyWrite Index
Mar-2016	$10,000	$10,000
Mar-2017	$11,263	$11,220
Mar-2018	$11,940	$11,999
Mar-2019	$12,537	$12,394
Mar-2020	$10,983	$10,445
Mar-2021	$15,211	$13,808
Mar-2022	$16,822	$15,862
Mar-2023	$16,352	$14,775
Mar-2024	$17,944	$16,532
Mar-2025	$18,460	$18,152
Mar-2026	$20,936	$20,213

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
The Covered Bridge Fund	4.90%	13.41%	6.60%	7.67%
CBOE S&P 500® BuyWrite Index	5.55%	11.35%	7.92%	7.29%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 525-2151.

Fund Statistics

Table Summary
Net Assets	$113,216,210
Number of Portfolio Holdings	105
Advisory Fee (net of waivers)	$529,949
Portfolio Turnover	58%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.3%
Money Market Funds	8.4%
Right	0.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	4.2%
Equity Option	-0.7%
Information Technology	1.0%
Real Estate	1.0%
Industrials	3.4%
Utilities	4.6%
Energy	4.7%
Materials	5.7%
Communications	6.9%
Money Market Funds	8.0%
Financials	8.1%
Consumer Discretionary	8.5%
Health Care	9.4%
Consumer Staples	11.1%
Technology	24.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.0%
Microsoft Corporation	4.6%
Pfizer, Inc.	2.9%
Verizon Communications, Inc.	2.7%
Intel Corporation	2.6%
Accenture plc, Class A	2.4%
United Parcel Service, Inc., Class B	2.4%
Walt Disney Company (The)	2.1%
Dominion Energy, Inc.	2.1%
JPMorgan Chase & Company	2.1%

The Covered Bridge Fund - Class I (TCBIX)

Semi-Annual Shareholder Report - March 31, 2026

Additional information is available on the Fund's website (thecoveredbridgefund.com/literature/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-TCBIX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual Financial Statements
and Additional Information

March 31, 2026

THE COVERED BRIDGE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.4%
	APPAREL & TEXTILE PRODUCTS - 1.5%
32,000	NIKE, Inc., Class B(c)	$1,690,240

	BANKING - 7.5%
32,000	Bank of America Corporation^(c)	1,560,000
8,000	JPMorgan Chase & Company^(c)	2,353,280
40,500	Truist Financial Corporation(c)	1,861,785
20,000	US Bancorp^(c)	1,040,200
21,000	Wells Fargo & Company^(c)	1,671,810
		8,487,075
	BEVERAGES - 1.1%
16,000	Coca-Cola Company^(c)	1,216,800

	BIOTECH & PHARMA - 5.8%
20,000	Bristol-Myers Squibb Company^(c)	1,213,000
1,500	Eli Lilly & Company^(c)	1,379,655
6,000	Merck & Company, Inc.^(c)	721,740
115,000	Pfizer, Inc.^(c)	3,229,200
		6,543,595
	CHEMICALS - 5.7%
11,900	Avery Dennison Corporation(c)	2,054,892
5,000	CF Industries Holdings, Inc.^(c)	649,200
85,000	Chemours Company^(c)	1,872,550
25,000	Nutrien Ltd.^(c)	1,886,500
		6,463,142
	DIVERSIFIED INDUSTRIALS - 1.0%
5,000	Honeywell International, Inc.^(c)	1,130,150

	ELECTRIC UTILITIES - 4.6%
38,900	Dominion Energy, Inc.(c)	2,404,798
10,000	Duke Energy Corporation^(c)	1,309,400
15,000	SEMPRA^(c)	1,457,550
		5,171,748

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	ENTERTAINMENT CONTENT - 2.1%
25,000	Walt Disney Company^(c)	$2,409,500

	FOOD - 5.3%
80,000	Conagra Brands, Inc.^(c)	1,257,600
54,000	General Mills, Inc.(c)	2,009,880
7,500	Hershey Company^(c)	1,559,175
57,000	Kraft Heinz Company(c)	1,281,930
		6,108,585
	HEALTH CARE FACILITIES & SERVICES - 1.7%
7,200	UnitedHealth Group, Inc.^(c)	1,948,248

	HOME CONSTRUCTION - 1.1%
14,000	Lennar Corporation, Class A(c)	1,215,760

	HOUSEHOLD PRODUCTS - 1.9%
15,000	Procter & Gamble Company(c)	2,166,600

	INSURANCE - 0.5%
2,000	Travelers Companies, Inc.^(c)	583,360

	LEISURE FACILITIES & SERVICES - 3.6%
7,500	McDonald’s Corporation^(c)	2,330,925
20,000	Starbucks Corporation(c)	1,791,800
		4,122,725
	MEDICAL EQUIPMENT & DEVICES - 1.9%
25,000	Medtronic PLC(c)	2,166,250

	OIL & GAS PRODUCERS - 3.7%
4,000	Chevron Corporation^(c)	827,600
8,000	EOG Resources, Inc.^(c)	1,156,560
15,000	Expand Energy Corporation^	1,646,700
3,000	Exxon Mobil Corporation^(c)	508,980
		4,139,840

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
22,500	Schlumberger N.V.^(c)	$1,156,275

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
45,000	Weyerhaeuser Company(c)	1,099,350

	RETAIL - CONSUMER STAPLES - 1.3%
12,000	Target Corporation^(c)	1,454,400

	RETAIL - DISCRETIONARY - 2.3%
7,000	Home Depot, Inc.(c)	2,302,230
23,000	Kohl’s Corporation(c)	296,700
		2,598,930
	SEMICONDUCTORS - 6.9%
5,000	Broadcom, Inc.^(c)	1,547,550
66,000	Intel Corporation*(c)	2,912,580
20,000	Microchip Technology, Inc.(c)	1,292,200
16,000	QUALCOMM, Inc.(c)	2,060,480
		7,812,810
	SOFTWARE - 8.5%
14,000	Microsoft Corporation(c)	5,182,380
15,000	Oracle Corporation^(c)	2,206,650
12,000	Salesforce, Inc.^(c)	2,240,040
		9,629,070
	TECHNOLOGY HARDWARE - 3.5%
4,400	Apple, Inc.^(c)	1,116,676
12,000	Cisco Systems, Inc.^(c)	931,080
80,000	Hewlett Packard Enterprise Company^(c)	1,904,800
		3,952,556
	TECHNOLOGY SERVICES - 6.2%
14,000	Accenture plc, Class A^(c)	2,776,060
9,000	International Business Machines Corporation^(c)	2,181,510
24,000	PayPal Holdings, Inc.^(c)	1,085,520
3,200	Visa, Inc., Class A^(c)	967,168
		7,010,258

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 88.4% (Continued)
	TELECOMMUNICATIONS - 4.8%
80,000	AT&T, Inc.^(c)	$2,319,200
61,000	Verizon Communications, Inc.(c)	3,062,200
		5,381,400
	TOBACCO & CANNABIS - 0.6%
10,000	Altria Group, Inc.^(c)	659,900

	TRANSPORTATION & LOGISTICS - 2.4%
28,000	United Parcel Service, Inc., Class B	2,754,640

	WHOLESALE - CONSUMER STAPLES - 0.9%
14,000	Sysco Corporation^(c)	998,620

	TOTAL COMMON STOCKS (Cost $116,301,322)	100,071,827

	RIGHT — 0.1%
	ASSET MANAGEMENT - 0.1%
120,000	Sycamore Partners, LLC*	63,600

	TOTAL RIGHT (Cost $63,600)	63,600

	SHORT-TERM INVESTMENTS — 8.0%
	MONEY MARKET FUNDS - 8.0%
9,105,747	First American Treasury Obligations Fund, Class X, 3.58% (Cost $9,105,747)(a),(c)	9,105,747

	TOTAL INVESTMENTS - 96.5% (Cost $125,470,669)	$109,241,174
	CALL OPTIONS WRITTEN - (0.7)% (Premiums received - $797,940)	(829,297)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%	4,804,333
	NET ASSETS - 100.0%	$113,216,210

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Contracts(b)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS* - (0.7)%
	CALL OPTIONS WRITTEN - (0.7)%
20	Accenture plc	04/17/2026	$205	$396,580	$7,140
50	Altria Group, Inc.	04/17/2026	65	329,950	10,300
22	Apple, Inc.	04/17/2026	250	558,338	18,810
200	AT&T, Inc.	04/17/2026	28	579,800	19,200
115	Bank of America Corporation	04/17/2026	45	560,625	48,875
30	Bristol-Myers Squibb Company	04/17/2026	58	181,950	7,680
70	Bristol-Myers Squibb Company	04/17/2026	60	424,550	10,360
17	Broadcom, Inc.	04/17/2026	320	526,167	13,005
8	Broadcom, Inc.	04/17/2026	325	247,608	4,680
25	CF Industries Holdings, Inc.	04/17/2026	135	324,600	10,875
350	Chemours Company	04/17/2026	20	771,050	87,850
20	Chevron Corporation	04/17/2026	203	413,800	13,600
60	Cisco Systems, Inc.	04/17/2026	78	465,540	11,700
80	Coca-Cola Company	04/17/2026	75	608,400	17,760
200	Conagra Brands, Inc.	04/17/2026	15	314,400	20,000
15	Duke Energy Corporation	04/17/2026	125	196,410	9,000
35	Duke Energy Corporation	04/17/2026	130	458,290	9,450
7	Eli Lilly & Company	04/17/2026	920	643,839	21,140
40	EOG Resources, Inc.	04/17/2026	140	578,280	23,120
50	Expand Energy Corporation	04/17/2026	105	548,900	34,500
15	Exxon Mobil Corporation	04/17/2026	160	254,490	17,415
25	Hershey Company	04/17/2026	210	519,725	13,000
100	Hewlett Packard Enterprise Company	04/17/2026	21	238,100	25,000
300	Hewlett Packard Enterprise Company	05/15/2026	27	714,300	15,000
25	Honeywell International, Inc.	04/17/2026	230	565,075	8,750
45	International Business Machines Corporation	04/17/2026	250	1,090,755	18,000
10	JPMorgan Chase & Company	04/17/2026	285	294,160	13,740
25	McDonald’s Corporation	04/17/2026	310	776,975	16,500
30	Merck & Company, Inc.	04/17/2026	110	360,870	32,880
100	Nutrien Ltd.	05/15/2026	75	754,600	44,000
30	Oracle Corporation	04/17/2026	155	441,330	9,600
80	PayPal Holdings, Inc.	04/17/2026	46	361,840	12,800
150	Pfizer, Inc.	04/17/2026	27	421,200	20,250
26	Salesforce, Inc.	04/17/2026	195	485,342	8,372
75	Sempra	04/17/2026	95	728,775	25,500
75	Schlumberger N.V	04/17/2026	48	385,425	34,875
70	Sysco Corporation	04/17/2026	83	499,310	2,100
60	Target Corporation	04/17/2026	115	727,200	42,600
20	Travelers Companies, Inc.	04/17/2026	300	583,360	8,700
24	UnitedHealth Group, Inc.	04/17/2026	290	649,416	9,720
100	US Bancorp	04/17/2026	50	520,100	24,500
16	Visa, Inc.	04/17/2026	310	483,584	6,320
50	Walt Disney Company	04/17/2026	101	481,900	3,950
60	Wells Fargo & Company	04/17/2026	80	477,660	16,680
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $797,940)				829,297

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $797,940)				$829,297

See accompanying notes to financial statements.

THE COVERED BRIDGE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

*	Non-income producing security.
^	Security is subject written call options.
(a)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	All or a portion of the security is pledged as collateral for written options.

See accompanying notes to financial statements.

The Covered Bridge Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2026

Assets:
Investments in Securities at Value (cost $125,470,669)	$109,241,174
Deposits with Broker for Options Written	4,583,387
Receivable for Fund Shares Sold	230,983
Dividend and Interest Receivable	153,098
Prepaid Expenses and Other Assets	24,389
Total Assets	114,233,031

Liabilities:
Options Written, at value (premiums received $797,940)	829,297
Investment Advisory Fees Payable	91,436
Payable for Fund Shares Redeemed	60,000
Payable to Related Parties	20,046
Distribution (12b-1) Fees Payable	1,294
Accrued Expenses and Other Liabilities	14,748
Total Liabilities	1,016,821

Net Assets	$113,216,210

Class A Shares:
Net Assets (Unlimited shares of no par value beneficial interest authorized; (655,265 shares of beneficial interest outstanding)	$5,966,820
Net Asset Value and Redemption Price Per Share(a) ($5,966,820/655,265 shares of beneficial interest outstanding)	$9.11
Maximum Offering Price Per Share (Maximum sales charge of 5.25%)	$9.61

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; (11,878,436 shares of beneficial interest outstanding)	$107,249,390
Net Asset Value, Offering and Redemption Price Per Share(a) ($107,249,390/11,878,436 shares of beneficial interest outstanding)	$9.03

Composition of Net Assets:
Paid-in-Capital	$125,732,566
Accumulated Losses	(12,516,356)
Net Assets	$113,216,210

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 90 days.

See accompanying notes to financial statements.

The Covered Bridge Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2026

Investment Income:
Dividend Income (Less $5,333 Foreign Taxes)	$1,361,979
Interest Income	206,534
Total Investment Income	1,568,513

Expenses:
Investment Advisory Fees	559,829
Administration Fees	68,799
Interest Expense	63,106
Transfer Agent Fees	37,333
Third Party Administrative Servicing Fees	34,904
Fund Accounting Fees	25,786
Registration & Filing Fees	24,932
Chief Compliance Officer Fees	14,760
Trustees’ Fees	10,401
Legal Fees	9,897
Audit Fees	9,510
Distribution (12b-1) Fees - Class A	8,474
Custody Fees	7,217
Printing Expense	6,015
Insurance Expense	1,995
Miscellaneous Expenses	2,347
Total Expenses	885,305
Less: Fee Waived by Adviser	(29,880)
Net Expenses	855,425
Net Investment Income	713,088

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments and Options Purchased	3,307,040
Options Written	3,560,128
Total Net Realized Gain	6,867,168

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Options Purchased	(2,327,076)
Options Written	59,916
Total Net Change in Unrealized Depreciation	(2,267,160)

Net Realized and Unrealized Gain on Investments	4,600,008

Net Increase in Net Assets Resulting From Operations	$5,313,096

See accompanying notes to financial statements.

The Covered Bridge Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2026	For the Year Ended September 30, 2025
	(Unaudited)
Operations:
Net Investment Income	$713,088	$1,731,563
Net Realized Gain	6,867,168	6,823,336
Net Change in Unrealized Depreciation	(2,267,160)	(844,118)
Net Increase in Net Assets Resulting From Operations	5,313,096	7,710,781

Distributions to Shareholders From:
Distributable Earnings
Class A ($0.41 and $0.75, respectively)	(288,651)	(750,783)
Class I ($0.43 and $0.77, respectively)	(4,911,309)	(8,414,432)
Net Decrease in Net Assets From Distributions to Shareholders	(5,199,960)	(9,165,215)

Capital Share Transactions:
Class A
Proceeds from Shares Issued (426 and 2,059 shares, respectively)	3,943	18,430
Distributions Reinvested (30,764 and 82,097 shares, respectively)	279,320	733,284
Redemption Fee Proceeds	71	10
Cost of Shares Redeemed (260,405 and 335,006 shares, respectively)	(2,384,502)	(2,974,397)
Total Class A	(2,101,168)	(2,222,673)

Class I
Proceeds from Shares Issued (695,063 and 1,168,286 shares, respectively)	6,386,534	10,341,978
Distributions Reinvested (470,800 and 798,281 shares, respectively)	4,234,997	7,071,555
Redemption Fee Proceeds	1,166	106
Cost of Shares Redeemed (520,187 and 1,643,094 shares, respectively)	(4,736,944)	(14,582,597)
Total Class I	5,885,753	2,831,042

Net Increase in Net Assets from Capital Share Transactions	3,784,585	608,369

Total Increase (Decrease) in Net Assets	3,897,721	(846,065)

Net Assets:
Beginning of Period	109,318,489	110,164,554
End of Period	$113,216,210	$109,318,489

See accompanying notes to financial statements.

The Covered Bridge Fund - Class A

FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.09		$9.21	$8.57	$8.42	$9.82	$7.71
Increase (Decrease) From Operations:
Net investment income(1)	0.05		0.13	0.16	0.16	0.12	0.12
Net realized and unrealized gain (loss) on Investments	0.38		0.50	1.22	0.76	(0.80)	2.64
Total from operations	0.43		0.63	1.38	0.92	(0.68)	2.76

Less Distributions:
From net investment income	(0.04)		(0.13)	(0.16)	(0.15)	(0.12)	(0.11)
From net realized gain	(0.37)		(0.62)	(0.58)	(0.62)	(0.60)	(0.54)
Total Distributions	(0.41)		(0.75)	(0.74)	(0.77)	(0.72)	(0.65)

Paid in capital from redemption fees(1),(3)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$9.11		$9.09	$9.21	$8.57	$8.42	$9.82

Total Return(2)	4.82	%(8)	7.26%	16.65%	10.74%	(7.61)%	35.96%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,967		$8,039	$10,452	$14,874	$14,730	$16,009
Ratio of expenses to average net assets(5):
before reimbursement(4)	1.82	%(7)	1.81%	1.80%	1.76%	1.67%	1.73%
net of reimbursement	1.76	%(7)	1.75%	1.73%	1.71%	1.67%	1.69%
Ratio of expenses to average net assets, excluding interest expense(5):
before reimbursement(4)	1.71	%(7)	1.71%	1.72%	1.70%	1.65%	1.69%
net of reimbursement	1.65	%(7)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income to average net assets(6)	1.05	%(7)	1.41%	1.80%	1.74%	1.18%	1.20%
Portfolio turnover rate	58	%(8)	121%	125%	154%	147%	232%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of sales loads and redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.
(3)	Amount is less than $0.01 per share.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

The Covered Bridge Fund - Class I

FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest throughout each period presented.

	For the Six Months Ended March 31, 2026		For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$9.02		$9.14	$8.51	$8.37	$9.77	$7.68
Increase (Decrease) From Operations:
Net investment income(1)	0.06		0.15	0.18	0.18	0.14	0.14
Net realized and unrealized gain (loss) on Investments	0.38		0.50	1.21	0.75	(0.80)	2.63
Total from operations	0.44		0.65	1.39	0.93	(0.66)	2.77

Less Distributions:
From net investment income	(0.06)		(0.15)	(0.18)	(0.17)	(0.14)	(0.14)
From net realized gain	(0.37)		(0.62)	(0.58)	(0.62)	(0.60)	(0.54)
Total Distributions	(0.43)		(0.77)	(0.76)	(0.79)	(0.74)	(0.68)

Paid in capital from redemption fees(1),(3)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$9.03		$9.02	$9.14	$8.51	$8.37	$9.77

Total Return(2)	4.90	%(8)	7.60%	16.97%	10.96%	(7.40)%	36.23%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$107,249		$101,280	$99,713	$103,837	$91,064	$89,352
Ratio of expenses to average net assets(5):
before reimbursement(4)	1.57	%(7)	1.55%	1.55%	1.51%	1.42%	1.48%
net of reimbursement	1.51	%(7)	1.49%	1.48%	1.46%	1.42%	1.44%
Ratio of expenses to average net assets, excluding interest expense(5):
before reimbursement(4)	1.46	%(7)	1.46%	1.47%	1.45%	1.40%	1.44%
net of reimbursement	1.40	%(7)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets(6)	1.29	%(7)	1.65%	2.03%	1.99%	1.43%	1.46%
Portfolio turnover rate	58	%(8)	121%	125%	154%	147%	232%

(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of redemptions fees. Had the adviser not absorbed a portion of Fund expenses, total returns would have been lower.
(3)	Amount is less than $0.01 per share.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Annualized.
(8)	Not annualized.

See accompanying notes to financial statements.

The Covered Bridge Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2026

1.	ORGANIZATION

The Covered Bridge Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek current income and realized gains from writing options with capital appreciation as a secondary objective. The Fund commenced operations on October 1, 2013.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.25%. Class I shares are offered at net asset value. The Fund charges a fee of 1.00% on redemptions of shares held for less than 90 days. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, a security shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider the following factors, among others, to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be

The Covered Bridge Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of March 31, 2026 for the Fund’s assets and liabilities measured at fair value:

The Covered Bridge Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$100,071,827	$-	$-	$100,071,827
Right	-	63,600		63,600
Short-Term Investments	9,105,747	-	-	9,105,747
Total	$109,177,574	$63,600	$-	$109,241,174
Liabilities
Call Options Written	(829,297)	-	-	(829,297)
Total	$(829,297)	$-	$-	$(829,297)

The Fund did not hold any Level 3 securities during the period ended March 31, 2026.

*	Please refer to the Schedule of Investments for Industry Classification.

Foreign Currency Translations – The books and records of the Fund are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of March 31, 2026 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2026:

The Covered Bridge Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Derivative Investments Type	Risk	Location on the Statement of Assets and Liabilities	Amount
Options Written	Equity	Options Written, at value	$(829,297)

The following is a summary of the location of derivative investments in the Fund’s Statement of Operations for the six months ended March 31, 2026:

Derivative Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Written	Equity	Net Realized Gain on Options Written	$3,560,128

Options Written	Equity	Net Change in Unrealized Appreciation (Depreciation) on Options Written	59,916

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2023 – September 30, 2025, or expected to be taken in the Fund’s September 30, 2026 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly, and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Covered Bridge Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. As of March 31, 2026, the Fund held $4,583,387 in cash at Interactive Brokers.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Stonebridge Capital Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for this service and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets. For the six months ended March 31, 2026, the Adviser earned management fees of $559,829.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual and indemnification of Fund service providers (other than the Adviser))) at least until February 1, 2027, so that the total annual operating expenses of the Fund do not exceed 1.65% and 1.40% of the average daily net assets for its Class A and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at the time of waiver, within three years of when the amounts were waived. During the six months ended March 31, 2026, the Adviser waived $29,880 in fees pursuant to its contractual agreement.

As of September 30, 2025, the following amounts are subject to recapture by the Adviser by September 30 of the following years:

2026	2027	2028	Total
$53,193	$72,550	$58,562	$184,305

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated by the Fund at an annual rate of 0.25% of the average daily net assets of Class A shares. For the six months ended March 31, 2026, pursuant to the Plan, the Fund paid $8,474. No such fees are payable with respect to Class I shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. For the six months ended March 31, 2026, the Distributor received $53 in underwriting commissions for sales of Class A shares, of which $8 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The Covered Bridge Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2026, amounted to $62,544,290 and $57,555,764, respectively.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The Fund received redemption fees of $1,237 and $116, for the six months ended March 31, 2026 and the year ended September 30, 2025, respectively.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments (including open positions in written options) in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$124,732,269	$3,128,347	$(19,448,739)	$(16,320,392)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2025, and September 30, 2024, were as follows:

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Ordinary Income	$9,165,215	$9,442,027
Long-Term Capital Gain	-	14,029
	$9,165,215	$9,456,056

As of September 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
$1,424,885	$-	$-	$-	$(997)	$(14,053,380)	$(12,629,492)

The difference between book basis and tax basis unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

The Covered Bridge Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2026

During the fiscal year ended September 30, 2025, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits and adjustments for prior year tax returns, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2024, as follows:

Paid In Capital	Accumulated Losses
$(191,408)	$191,408

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2026, Charles Schwab & Co, Inc. and Pershing LLC, accounts holding shares for the benefit of others in nominee name, held approximately 60% and 26%, respectively, of the voting securities of the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of either class.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-525-2151, by visiting www.thecoveredbridgefund.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Covered Bridge Fund

ADDITIONAL INFORMATION (Unaudited)

March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust III

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/2/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	6/2/26

By (Signature and Title)	/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	6/2/26